2. Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies Details Narrative
Restricted cash	$ 264,992
Accrued interest	627
Letter of credit interest rate	0.25%
Options to purchase common shares	6,972,967
warrants to purchase common shares	8,112,696
Convertible debt amount	$ 800,000
Convertible debt shares	1,357,143
Warrants to purchase common shares outstanding		456,000
Convertible preferred shares		15,403,006
Preferred shares converted to common shares		13,677,274